Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, liquidation preference value	$ 0	$ 0	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	170,000,000	170,000,000	170,000,000
Common stock, shares issued	145,638,459	78,074,023	50,201,671
Common stock, shares outstanding	145,638,459	78,074,023	50,201,671